Abacus Settlements LLC - REVENUE (Details) - Abacus Settlements, LLC - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 13,184,676	$ 25,203,463
Agent
Disaggregation of Revenue [Line Items]
Revenue	7,143,016	12,156,552
Broker
Disaggregation of Revenue [Line Items]
Revenue	4,675,973	9,938,808
Client direct
Disaggregation of Revenue [Line Items]
Revenue	$ 1,365,687	$ 3,108,103